Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Dividend Growth Fund
Entity Central Index Key	0001086884
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002889
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class AAA
Trading Symbol	GABBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$102	2.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, S&P 500 and its comparatives, the Lipper Large Cap Value Fund Index and the MSCI USA High Dividend Yield Index. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, often with a catalyst, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings. The Fund was overweight communication services and consumer staples, and underweight consumer discretionary and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/14	10,000	10,000	10,000	10,000
6/15	10,064	10,742	10,327	10,389
6/16	9,378	11,171	11,840	10,424
6/17	10,962	13,170	13,389	12,299
6/18	11,510	15,063	14,685	13,436
6/19	12,223	16,632	16,320	14,425
6/20	11,412	17,881	15,743	13,580
6/21	16,162	25,175	20,251	19,581
6/22	14,189	22,501	20,081	18,098
6/23	15,568	26,910	21,356	20,621
6/24	16,912	33,519	24,069	24,523

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	4.92%	8.63%	6.71%	5.39%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index	6.27%	12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index	10.31%	18.92%	11.20%	9.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 18,387,580
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 19,050
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,387,580 Number of Portfolio Holdings62 Portfolio Turnover Rate8% Management Fees$19,050
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.4%
Computer Software and Services	11.9%
Health Care	10.9%
Food and Beverage	9.0%
Diversified Industrial	8.0%
Energy	5.6%
U.S. Government Obligations	4.7%
Business Services	3.8%
Other Industry sectors	28.2%
Other Assets and Liabilities (Net)	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Alphabet Inc.	4.8%
Merck & Co. Inc.	4.0%
American Express Co.	3.8%
T-Mobile US Inc.	3.5%
Mondelez International Inc.	3.2%
Citigroup Inc.	3.1%
JPMorgan Chase & Co.	2.8%
DuPont de Nemours Inc.	2.6%
Republic Services Inc.	2.5%
Microsoft Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002891
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class C
Trading Symbol	GBCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$140	2.76%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.76%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, S&P 500 and its comparatives, the Lipper Large Cap Value Fund Index and the MSCI USA High Dividend Yield Index. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, often with a catalyst, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings. The Fund was overweight communication services and consumer staples, and underweight consumer discretionary and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class C	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/14	10,000	10,000	10,000	10,000
6/15	9,887	10,742	10,327	10,389
6/16	9,048	11,171	11,840	10,424
6/17	10,411	13,170	13,389	12,299
6/18	10,747	15,063	14,685	13,436
6/19	11,217	16,632	16,320	14,425
6/20	10,292	17,881	15,743	13,580
6/21	14,361	25,175	20,251	19,581
6/22	12,389	22,501	20,081	18,098
6/23	13,370	26,910	21,356	20,621
6/24	14,284	33,519	24,069	24,523

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	0.04%	6.83%	5.92%	4.61%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index	6.27%	12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index	10.31%	18.92%	11.20%	9.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 18,387,580
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 19,050
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,387,580 Number of Portfolio Holdings62 Portfolio Turnover Rate8% Management Fees$19,050
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.4%
Computer Software and Services	11.9%
Health Care	10.9%
Food and Beverage	9.0%
Diversified Industrial	8.0%
Energy	5.6%
U.S. Government Obligations	4.7%
Business Services	3.8%
Other Industry sectors	28.2%
Other Assets and Liabilities (Net)	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Alphabet Inc.	4.8%
Merck & Co. Inc.	4.0%
American Express Co.	3.8%
T-Mobile US Inc.	3.5%
Mondelez International Inc.	3.2%
Citigroup Inc.	3.1%
JPMorgan Chase & Co.	2.8%
DuPont de Nemours Inc.	2.6%
Republic Services Inc.	2.5%
Microsoft Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002887
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class I
Trading Symbol	GBCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, S&P 500 and its comparatives, the Lipper Large Cap Value Fund Index and the MSCI USA High Dividend Yield Index. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, often with a catalyst, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings. The Fund was overweight communication services and consumer staples, and underweight consumer discretionary and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/14	10,000	10,000	10,000	10,000
6/15	10,085	10,742	10,327	10,389
6/16	9,420	11,171	11,840	10,424
6/17	11,097	13,170	13,389	12,299
6/18	11,774	15,063	14,685	13,436
6/19	12,634	16,632	16,320	14,425
6/20	11,906	17,881	15,743	13,580
6/21	17,037	25,175	20,251	19,581
6/22	15,107	22,501	20,081	18,098
6/23	16,746	26,910	21,356	20,621
6/24	18,382	33,519	24,069	24,523

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	5.46%	9.77%	7.79%	6.28%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index	6.27%	12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index	10.31%	18.92%	11.20%	9.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 18,387,580
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 19,050
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,387,580 Number of Portfolio Holdings62 Portfolio Turnover Rate8% Management Fees$19,050
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.4%
Computer Software and Services	11.9%
Health Care	10.9%
Food and Beverage	9.0%
Diversified Industrial	8.0%
Energy	5.6%
U.S. Government Obligations	4.7%
Business Services	3.8%
Other Industry sectors	28.2%
Other Assets and Liabilities (Net)	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Alphabet Inc.	4.8%
Merck & Co. Inc.	4.0%
American Express Co.	3.8%
T-Mobile US Inc.	3.5%
Mondelez International Inc.	3.2%
Citigroup Inc.	3.1%
JPMorgan Chase & Co.	2.8%
DuPont de Nemours Inc.	2.6%
Republic Services Inc.	2.5%
Microsoft Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002888
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class A
Trading Symbol	GBCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$102	2.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Dividend Growth Fund underperformed its broad-based benchmark, S&P 500 and its comparatives, the Lipper Large Cap Value Fund Index and the MSCI USA High Dividend Yield Index. The Fund focuses on owning solid, well-managed businesses trading at compelling valuations, often with a catalyst, and with diversification across sectors. During the period, the Fund’s performance was negatively impacted by specific healthcare holdings. The Fund was overweight communication services and consumer staples, and underweight consumer discretionary and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class A	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/14	10,000	10,000	10,000	10,000
6/15	9,483	10,742	10,327	10,389
6/16	9,379	11,171	11,840	10,424
6/17	10,961	13,170	13,389	12,299
6/18	11,511	15,063	14,685	13,436
6/19	12,226	16,632	16,320	14,425
6/20	11,407	17,881	15,743	13,580
6/21	16,156	25,175	20,251	19,581
6/22	14,185	22,501	20,081	18,098
6/23	15,568	26,910	21,356	20,621
6/24	16,913	33,519	24,069	24,523

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	(0.01)%	2.40%	5.45%	4.77%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index	6.27%	12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index	10.31%	18.92%	11.20%	9.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 18,387,580
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 19,050
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,387,580 Number of Portfolio Holdings62 Portfolio Turnover Rate8% Management Fees$19,050
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.4%
Computer Software and Services	11.9%
Health Care	10.9%
Food and Beverage	9.0%
Diversified Industrial	8.0%
Energy	5.6%
U.S. Government Obligations	4.7%
Business Services	3.8%
Other Industry sectors	28.2%
Other Assets and Liabilities (Net)	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Alphabet Inc.	4.8%
Merck & Co. Inc.	4.0%
American Express Co.	3.8%
T-Mobile US Inc.	3.5%
Mondelez International Inc.	3.2%
Citigroup Inc.	3.1%
JPMorgan Chase & Co.	2.8%
DuPont de Nemours Inc.	2.6%
Republic Services Inc.	2.5%
Microsoft Corp.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com